UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23862

Texas Capital Funds Trust
(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700, Dallas, TX	75201
(Address of principal executive offices)	(Zip code)

Neil Rajan, Secretary
Texas Capital Funds Trust
2000 McKinney Avenue, Suite 700, Dallas, TX 75201
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-945-229-5947

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1. Reports to Stockholders.

(a)

Texas Capital Government Money Market ETF

(MMKT) NYSE

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://fundsmanagement.texascapital.com/funds/mmkt/. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$20	0.20%

How did the Fund perform during the reporting period?

The Fund is a government money market ETF that invests 99.5% of its total assets in cash, U.S. Government Securities and Repurchase Agreements collateralized fully by U.S. Government Securities or cash. The Fund is managed with an active approach and attempts to achieve as high a level of interest income as is consistent with maintaining liquidity and stability.

For the year, the Fund returned 4.13%. The Fund benefited from relative value opportunities across the allowable maturity range by allocating to shorter-term securities with higher-yielding opportunities and by identifying opportunities across the government sector.

During the year, U.S. the Federal Reserve cut interest rates three times for a total of 75 basis points*, lowering the target range for the federal funds to between 3.50% and 3.75%. Despite the lower interest rate environment, money market assets increased to a record $7.7 trillion last year driven by market volatility, demand for lower risk liquid assets and spread over lower-yielding alternatives like bank deposits. The U.S. Federal Reserve is expected to continue cutting interest rates and influencing money market yields lower. Interest rate differential between money market funds and alternative savings vehicles will likely remain positive and constructive for continued inflows.

*A basis point is a unit of measure equal to one-hundredth of one percentage point.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Government Money Market ETF - NAV	FTSE US Treasury Bill 1-3 Months Index	VettaFi U.S. Equity 3000 Index
09/24/24	$10,000	$10,000	$10,000
09/30/24	$10,007	$10,007	$10,049
12/31/24	$10,123	$10,126	$10,316
03/31/25	$10,225	$10,232	$9,822
06/30/25	$10,329	$10,341	$10,902
09/30/25	$10,438	$10,455	$11,795
12/31/25	$10,540	$10,561	$12,086

Average Annual Total Returns

	1 Year	Since Inception (September 24, 2024)
Texas Capital Government Money Market ETF - NAV	4.13%	4.24%
FTSE US Treasury Bill 1-3 Months Index	4.30%	4.39%
VettaFi U.S. Equity 3000 Index	17.16%	16.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$70,128,708
Total Number of Portfolio Holdings	36
Total Advisory Fees Paid	$108,115

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 3.88%, 01/02/26	12.3%
United States Treasury Bill, 3.47%, 03/24/26	6.4%
United States Treasury Bill, 3.47%, 04/07/26	5.7%
United States Treasury Bill, 3.44%, 03/17/26	4.9%
United States Treasury Bill, 3.34%, 01/20/26	4.8%
United States Treasury Bill, 3.45%, 02/17/26	4.7%
Federal Home Loan Banks, 3.91%, 04/15/26	4.2%
United States Treasury Bill, 3.48%, 04/28/26	4.1%
United States Treasury Bill, 2.76%, 01/06/26	4.1%
United States Treasury Bill, 3.44%, 02/10/26	3.6%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
72.4%
Repurchase Agreements
16.5%
U.S. Government & Agencies
10.5%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
U.S. Government & Agencies	10.5%
Repurchase Agreements	16.5%
U.S. Treasury Obligations	72.4%

Texas Capital Government Money Market ETF

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fundsmanagement.texascapital.com/funds/mmkt/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-MMKT

Texas Capital Government Money Market Fund

(TXGXX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$24	0.24%

How did the Fund perform during the reporting period?

The Fund is a government money market fund that invests 99.5% of its total assets in cash, U.S. Government Securities and Repurchase Agreements collateralized fully by U.S. Government Securities or cash. The Fund is managed with an active approach and attempts to achieve as high a level of interest income as is consistent with maintaining liquidity and stability.

For the year, the Fund returned 4.10%. The Fund benefited from relative value opportunities across the allowable maturity range by allocating to shorter-term securities with higher-yielding opportunities and by identifying opportunities across the government sector.

During the year, the U.S. Federal Reserve cut interest rates three times for a total of 75 basis points*, lowering the target range for the federal funds to between 3.50% and 3.75%. Despite the lower interest rate environment, money market assets increased to a record $7.7 trillion last year driven by market volatility, demand for lower risk liquid assets and spread over lower-yielding alternatives like bank deposits. The U.S. Federal Reserve is expected to continue cutting interest rates and influencing money market yields lower. Interest rate differential between money market funds and alternative savings vehicles will likely remain positive and constructive for continued inflows.

*A basis point is a unit of measure equal to one-hundredth of one percentage point.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Government Money Market Fund	FTSE US Treasury Bill 1-3 Months Index	VettaFi U.S. Equity 3000 Index
Jul-2024	$10,000	$10,000	$10,000
Sep-2024	$10,104	$10,111	$10,327
Dec-2024	$10,220	$10,231	$10,602
Mar-2025	$10,325	$10,339	$10,094
Jun-2025	$10,431	$10,449	$11,204
Sep-2025	$10,539	$10,564	$12,123
Dec-2025	$10,639	$10,671	$12,421

Average Annual Total Returns

	1 Year	Since Inception (July 17, 2024)
Texas Capital Government Money Market Fund	4.10%	4.34%
FTSE US Treasury Bill 1-3 Months Index	4.30%	4.56%
VettaFi U.S. Equity 3000 Index	17.16%	16.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$128,547,878
Total Number of Portfolio Holdings	39
Total Advisory Fees Paid	$0

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 4.47%, 01/02/26	39.4%
Mirae Asset Securities Repo, 3.79%, 01/02/26	7.0%
United States Treasury Bill, 3.49%, 04/21/26	2.7%
Mirae Asset Securities Repo, 3.70%, 01/06/26	2.6%
United States Treasury Bill, 2.76%, 01/06/26	2.5%
Mirae Asset Securities Repo, 3.76%, 01/05/26	2.3%
United States Treasury Bill, 0.00%, 01/02/26	2.3%
United States Treasury Bill, 3.38%, 01/22/26	2.3%
United States Treasury Bill, 3.40%, 02/03/26	2.3%
United States Treasury Bill, 3.46%, 02/24/26	2.3%

What did the Fund invest in?

Asset Weighting (% of total investments)

Repurchase Agreements
52.9%
U.S. Treasury Obligations
40.4%
U.S. Government & Agencies
6.1%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
U.S. Government & Agencies	6.1%
U.S. Treasury Obligations	40.4%
Repurchase Agreements	52.9%

Material Fund Changes

Effective December 1 2025, the Fund's Expense Limit (as defined in the Fund's prospectus) changed from 0.25% to 0.20%.

Texas Capital Government Money Market Fund

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txgxx?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TXGXX

Texas Capital Texas Equity Index ETF

(TXS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$52	0.49%

How did the Fund perform during the reporting period?

The Fund is managed with an index-based passive approach and attempts to achieve investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index.

In 2025, the Fund benefited from continued Texas economic strength, returning 10.20% for the year. The best-performing sectors include Healthcare, Utilities and Financials. The portfolio management team kept performance to within 1% of its index. The difference in performance can be mainly attributed to management fees and slight under and overweight differences in securities.

From a total return perspective, Healthcare was the top-performing sector and the largest contributor to the Fund’s return with a return of 40.06% during the year, primarily driven by positive catalysts in the Biotech subsector. The sector’s weighting limited the contribution of return from the sector to 4.00% of the Fund’s 10.20% one-year return.

Utilities were the second-best performing sector last year, posting a 31.46% return. Within the utilities sector, Talen Energy, Inc., NRG Energy, Inc. and Centerpoint Energy, Inc. contributed most to sector performance during the year. The sector’s weighting limited the contribution of return from the sector to 0.59% of the Fund’s one-year return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Texas Equity Index ETF - NAV	Texas Capital Texas Equity Index	VettaFi U.S. Equity 3000 Index	Syntax US 800 MidCap Index
07/12/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$9,588	$9,601	$9,589	$9,317
12/31/23	$10,618	$10,643	$10,752	$10,491
03/31/24	$11,425	$11,465	$11,815	$11,359
06/30/24	$11,821	$11,875	$12,208	$10,935
09/30/24	$12,677	$12,737	$12,966	$11,948
12/31/24	$13,198	$13,275	$13,311	$12,013
03/31/25	$12,746	$12,841	$12,673	$11,591
06/30/25	$14,143	$14,280	$14,067	$12,457
09/30/25	$14,974	$15,141	$15,220	$13,207
12/31/25	$14,545	$14,722	$15,595	$13,355

Average Annual Total Returns

	1 Year	Since Inception (July 12, 2023)
Texas Capital Texas Equity Index ETF - NAV	10.20%	16.37%
Texas Capital Texas Equity Index	10.90%	16.94%
VettaFi U.S. Equity 3000 Index	17.16%	19.70%
Syntax US 800 MidCap Index	11.17%	12.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$31,407,434
Total Number of Portfolio Holdings	218
Total Advisory Fees Paid	$152,542
Portfolio Turnover Rate	18%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tesla, Inc.	5.6%
McKesson Corp.	5.4%
Crowdstrike Holdings, Inc., Class A	5.0%
Charles Schwab Corp. (The)	4.8%
Tenet Healthcare Corp.	4.3%
Digital Realty Trust, Inc.	4.1%
Waste Management, Inc.	3.9%
CBRE Group, Inc., Class A	3.6%
Crown Castle International Corp.	3.0%
GameStop Corp., Class A	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
19.5%
Energy
18.5%
Real Estate
13.4%
Industrials
13.3%
Health Care
11.7%
Technology
9.9%
Financials
7.5%
Consumer Staples
2.2%
Utilities
1.6%
Communications
1.6%
Materials
0.5%
Money Market Funds
0.2%

Value	Value
Money Market Funds	0.2%
Materials	0.5%
Communications	1.6%
Utilities	1.6%
Consumer Staples	2.2%
Financials	7.5%
Technology	9.9%
Health Care	11.7%
Industrials	13.3%
Real Estate	13.4%
Energy	18.5%
Consumer Discretionary	19.5%

Texas Capital Texas Equity Index ETF

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txs?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-TXS

Texas Capital Texas Oil Index ETF

(OILT) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$34	0.35%

How did the Fund perform during the reporting period?

The Fund is managed with an index-based passive approach and attempts to achieve investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil & Gas Index.

During the year, the Fund returned -3.17%. The Fund focuses on exploration and production (“E&P”) within the state of Texas. Despite its regional E&P focus, the Fund is still susceptible to the broader global energy markets. In 2025, crude oil and natural gas markets navigated heightened geopolitical tensions, economic weakness and oversupply. The sector showed resilience despite spot crude prices returning -19.94% for the year.

Producers maintained focus on production efficiency and prioritizing high-return investments. The Permian Basin is attractive to producers due to its vast reserves and unique formations that allow for efficient low-cost drilling. The Fund saw less M&A activity last year than prior years, but still benefited from Vital Energy, Inc. being acquired at a 20% premium by Crescent Energy, Inc.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Texas Oil Index ETF - NAV	Alerian Texas Weighted Oil & Gas Index	VettaFi U.S. Equity 3000 Index
12/20/23	$10,000	$10,000	$10,000
12/31/23	$10,008	$10,008	$10,163
03/31/24	$11,423	$11,429	$11,168
06/30/24	$10,994	$10,992	$11,539
09/30/24	$9,981	$9,974	$12,256
12/31/24	$10,144	$10,139	$12,581
03/31/25	$10,239	$10,256	$11,979
06/30/25	$9,115	$9,128	$13,296
09/30/25	$9,810	$9,849	$14,386
12/31/25	$9,823	$9,869	$14,741

Average Annual Total Returns

	1 Year	Since Inception (December 20, 2023)
Texas Capital Texas Oil Index ETF - NAV	-3.17%	-0.88%
Alerian Texas Weighted Oil & Gas Index	-2.66%	-0.65%
VettaFi U.S. Equity 3000 Index	17.16%	21.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$10,000,012
Total Number of Portfolio Holdings	28
Total Advisory Fees Paid	$41,379
Portfolio Turnover Rate	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corp.	8.6%
Occidental Petroleum Corp.	8.5%
ConocoPhillips	8.2%
Diamondback Energy, Inc.	8.1%
Crescent Energy Co., Class A	7.4%
EOG Resources, Inc.	6.9%
Chevron Corp.	4.9%
APA Corp.	4.6%
Devon Energy Corp.	4.4%
Ovintiv, Inc.	4.1%

What did the Fund invest in?

Industry Weighting (% of net assets)

Oil & Gas Producers
90.7%
Oil, Gas & Consumable Fuels
4.9%
Gas & Water Utilities
3.7%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Gas & Water Utilities	3.7%
Oil, Gas & Consumable Fuels	4.9%
Oil & Gas Producers	90.7%

Texas Capital Texas Oil Index ETF

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/oilt?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-OILT

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The board of trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the audit committee, comprised of all of the independent trustees, has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2025: $80,000

Fiscal year ended 2024: $100,000

(b) Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

(c) Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2025: $25,000

Fiscal year ended 2024: $25,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2025: $0

Fiscal year ended 2024: $0

(e)(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the audit committee to be responsible for the selection, retention, termination and compensation of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the registrant, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant, and (v) receive the auditors’ specific representations as to their independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is 0%.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year ended December 31, 2024 and December 31, 2025 were $25,000 and $25,000, respectively.

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Government Money Market ETF
(MMKT)

NYSE

Annual Financial Statements
and Additional Information

December 31, 2025

Fund Adviser:
Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors 2000 McKinney Avenue, Suite 1800 Dallas, TX 75201

Texas Capital Texas Equity Index ETF
Schedule of Investments
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79%
Communications — 1.60%
AST SpaceMobile, Inc., Class A(a)	465	$33,773
AT&T, Inc.	14,911	370,389
Clear Channel Outdoor Holdings, Inc.(a)	7,900	17,459
Frontier Communications Parent, Inc.(a)	521	19,835
iHeartMedia, Inc., Class A(a)	3,417	14,215
Match Group, Inc.	491	15,854
MNTN, Inc.(a)	1,246	14,877
Nexstar Media Group, Inc.	78	15,838
		502,240
Consumer Discretionary — 19.53%
Academy Sports & Outdoors, Inc.	6,145	307,004
Biglari Holdings, Inc., Class A(a)	43	74,822
Brinker International, Inc.(a)	3,008	431,708
Builders FirstSource, Inc.(a)	146	15,022
Carriage Services, Inc.	758	32,063
Cinemark Holdings, Inc.	642	14,920
Copart, Inc.(a)	1,853	72,545
D.R. Horton, Inc.	2,573	370,589
Dave & Buster’s Entertainment, Inc.(a)	12,112	196,336
Forestar Group, Inc.(a)	623	15,345
GameStop Corp., Class A(a)	37,959	762,217
Green Brick Partners, Inc.(a)	390	24,437
Group 1 Automotive, Inc.	1,141	448,755
LGI Homes, Inc.(a)	331	14,220
Microvast Holdings, Inc.(a)	4,782	13,390
Rush Enterprises, Inc., Class A	6,436	347,158
Sally Beauty Holdings, Inc.(a)	8,876	126,572
Service Corp. International	7,280	567,622
Target Hospitality Corp.(a)	2,388	19,128
Tesla, Inc.(a)	3,888	1,748,511
Wingstop, Inc.	1,882	448,838
XPEL, Inc.(a)	1,349	67,329
YETI Holdings, Inc.(a)	356	15,724
		6,134,255
Consumer Staples — 2.17%
Darling Ingredients, Inc.(a)	461	16,596
Kimberly-Clark Corp.	446	44,997
Quanex Building Products Corp.	1,110	17,072
Sysco Corp.	7,953	586,057
Vital Farms, Inc.(a)	558	17,822
		682,544
Energy — 18.54%
APA Corp.	1,661	40,628
Archrock, Inc.	805	20,946
Atlas Energy Solutions, Inc.	1,546	14,563
Baker Hughes Co., Class A	4,669	212,626

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79% - continued
Energy — 18.54% - continued
Cheniere Energy, Inc.	3,539	$687,946
Chevron Corp.	2,543	387,579
Chord Energy Corp.	266	24,658
Comstock Resources, Inc.(a)	697	16,156
ConocoPhillips	5,657	529,552
Core Laboratories, Inc.	946	15,164
Coterra Energy, Inc.	3,531	92,936
Crescent Energy Co., Class A	1,650	13,843
CVR Energy, Inc.(a)	508	12,924
Diamondback Energy, Inc.	750	112,748
DNOW, Inc.(a)	3,052	40,439
EOG Resources, Inc.	2,386	250,554
Excelerate Energy, Inc., Class A	591	16,578
Expro Group Holdings N.V.(a)	1,116	14,899
Exxon Mobil Corp.	5,668	682,087
Flowco Holdings, Inc., Class A	868	16,266
Forum Energy Technologies, Inc.(a)	461	17,034
Halliburton Co.	3,521	99,504
Helix Energy Solutions Group, Inc.(a)	2,223	13,938
Hess Midstream, L.P., Class A	1,215	41,918
HF Sinclair Corp.	320	14,746
Innovex International, Inc.(a)	701	15,331
Kimbell Royalty Partners, L.P.	1,282	15,076
Kinder Morgan, Inc.	19,349	531,904
Kinetik Holdings, Inc., Class A	468	16,871
Kodiak Gas Services, Inc.	430	16,082
Kosmos Energy Ltd.(a)	15,645	14,196
Landbridge Co., LLC	285	13,962
Magnolia Oil & Gas Corp., Class A	840	18,388
Matador Resources Co.	547	23,215
Murphy Oil Corp.	628	19,625
Newpark Resources, Inc.(a)	1,242	14,805
Noble Corp. plc	593	16,746
NOV, Inc.	974	15,224
Occidental Petroleum Corp.	3,229	132,776
Oceaneering International, Inc.(a)	590	14,178
Oil States International, Inc.(a)	2,279	15,429
Par Pacific Holdings, Inc.(a)	376	13,213
Patterson-UTI Energy, Inc.	2,495	15,245
Permian Resources Corp., Class A	3,349	46,986
Phillips 66	542	69,940
ProPetro Holding Corp.(a)	1,426	13,561
Range Resources Corp.	1,100	38,786
Sable Offshore Corp.(a)	3,024	27,276
Schlumberger Ltd.	6,671	256,033
Select Water Solutions, Inc., Class A	1,384	14,560
Solaris Energy Infrastructure, Inc., Class A	296	13,607

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79% - continued
Energy — 18.54% - continued
T1 Energy, Inc.(a)	2,619	$17,495
Talen Energy Corp.(a)	166	62,223
Talos Energy, Inc.(a)	1,350	14,877
Targa Resources Corp.	2,124	391,878
TETRA Technologies, Inc.(a)	1,843	17,269
Texas Pacific Land Corp.	1,302	373,960
Thermon Group Holdings, Inc.(a)	402	14,938
Tidewater, Inc.(a)	282	14,244
Valero Energy Corp.	405	65,930
Viper Energy, Inc., Class A	789	30,479
Weatherford International PLC	332	25,982
		5,822,522
Financials — 7.46%
Applied Digital Corp.(a)	520	12,751
Charles Schwab Corp. (The)	15,234	1,522,029
Comerica, Inc.	1,154	100,317
Corebridge Financial, Inc.	2,041	61,577
Cullen/Frost Bankers, Inc.	537	68,000
EZCORP, Inc., Class A(a)	765	14,856
First Financial Bankshares, Inc.	980	29,273
First Foundation, Inc.(a)	2,677	16,490
FirstCash Holdings, Inc.	358	57,058
Globe Life, Inc.	719	100,560
Goosehead Insurance, Inc., Class A	219	16,129
Hilltop Holdings, Inc.	457	15,511
International Bancshares Corp.	492	32,688
P10, Inc., Class A	1,578	15,480
Prosperity Bancshares, Inc.	832	57,500
Skyward Specialty Insurance Group, Inc.(a)	339	17,326
Southside Bancshares, Inc.	509	15,468
Stellar Bancorp, Inc.	500	15,470
Stewart Information Services Corp.	250	17,565
Strive, Inc., Class A(a)	16,115	11,893
TPG, Inc., Class A	1,256	80,183
Triumph Financial, Inc.(a)	262	16,409
TWFG, Inc.(a)	579	16,658
Victory Capital Holdings, Inc., Class A	497	31,356
		2,342,547
Health Care — 11.70%
Addus HomeCare Corp.(a)	1,410	151,420
Caris Life Sciences, Inc.(a)	594	16,026
Castle Biosciences, Inc.(a)	423	16,455
Concentra Group Holdings Parent, Inc.	8,973	176,588
Enhabit, Inc.(a)	3,822	35,239
Integer Holdings Corp.(a)	223	17,490
McKesson Corp.	2,050	1,681,594
Natera, Inc.(a)	181	41,465

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79% - continued
Health Care — 11.70% - continued
Nutex Health, Inc.(a)	411	$67,659
Orthofix Medical, Inc.(a)	1,017	15,418
Taysha Gene Therapies, Inc.(a)	3,340	18,370
Tenet Healthcare Corp.(a)	6,844	1,360,040
U.S. Physical Therapy, Inc.	966	75,435
		3,673,199
Industrials — 13.34%
AECOM	1,807	172,261
Alamo Group, Inc.	97	16,283
American Airlines Group, Inc.(a)	6,467	99,139
AMN Healthcare Services, Inc.(a)	1,010	15,918
Arcosa, Inc.	227	24,135
AZZ, Inc.	147	15,756
Bristow Group, Inc.(a)	443	16,223
Cactus, Inc., Class A	343	15,668
Caterpillar, Inc.	629	360,335
CECO Environmental Corp.(a)	277	16,579
Comfort Systems USA, Inc.	347	323,852
CorVel Corp.(a)	2,256	152,663
CSW Industrials, Inc.	51	14,970
DXP Enterprises, Inc.(a)	214	23,495
Ennis, Inc.	906	16,317
Fermi, Inc.(a)	1,047	8,376
Firefly Aerospace, Inc.(a)	756	16,912
Flowserve Corp.	220	15,264
Fluor Corp.(a)	2,165	85,799
Forward Air Corp.(a)	620	15,500
Great Lakes Dredge & Dock Corp.(a)	1,181	15,495
IES Holdings, Inc.(a)	181	70,413
Insperity, Inc.	490	18,973
Intuitive Machines, Inc.(a)	1,363	22,121
Jacobs Solutions, Inc.	1,611	213,393
KBR, Inc.	1,724	69,305
Kirby Corp.(a)	537	59,167
Kratos Defense & Security Solutions, Inc.(a)	221	16,776
Lennox International, Inc.	43	20,880
Orion Group Holdings, Inc.(a)	1,407	13,985
Powell Industries, Inc.	44	14,026
Primoris Services Corp.	531	65,918
Quanta Services, Inc.	1,465	618,318
Southwest Airlines Co.	5,118	211,527
Sterling Infrastructure, Inc.(a)	297	90,950
Trinity Industries, Inc.	571	15,097
Waste Management, Inc.	5,582	1,226,421
		4,188,210
Materials — 0.49%
ATI, Inc.(a)	181	20,771

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79% - continued
Materials — 0.49% - continued
Celanese Corp.	373	$15,770
Commercial Metals Co.	231	15,990
Eagle Materials, Inc.	71	14,674
Huntsman Corp.	1,512	15,120
United States Antimony Corp.(a)	2,722	13,664
United States Lime & Minerals, Inc.	128	15,327
Uranium Energy Corp.(a)	2,242	26,187
Westlake Corp.	221	16,341
		153,844
Real Estate — 13.43%
Camden Property Trust	2,525	277,952
CBRE Group, Inc., Class A(a)	7,135	1,147,237
Crown Castle International Corp.	10,548	937,401
Digital Realty Trust, Inc.	8,320	1,287,187
Howard Hughes Holdings, Inc.(a)	1,121	89,422
Invitation Homes, Inc.	14,847	412,598
NETSTREIT Corp.	2,003	35,333
NexPoint Residential Trust, Inc.	540	16,254
Summit Hotel Properties, Inc.	3,228	15,720
		4,219,104
Technology — 9.89%
Alkami Technology, Inc.(a)	922	21,270
Ambiq Micro, Inc.(a)	534	15,219
Applied Optoelectronics, Inc.(a)	461	16,071
BigCommerce Holdings, Inc.(a)	3,542	14,593
Bumble, Inc., Class A(a)	4,164	14,865
Cirrus Logic, Inc.(a)	128	15,168
CommScope Holding Co., Inc.(a)	800	14,504
Crowdstrike Holdings, Inc., Class A(a)	3,350	1,570,346
Dell Technologies, Inc., Class C	408	51,359
Digital Turbine, Inc.(a)	3,228	16,140
Diodes, Inc.(a)	306	15,098
Flex Ltd.(a)	491	29,666
Hewlett Packard Enterprise Co.	1,773	42,587
Omnicell, Inc.(a)	602	27,271
Oracle Corp.	3,538	689,591
Q2 Holdings, Inc.(a)	217	15,659
Sabre Corp.(a)	10,532	14,324
Silicon Laboratories, Inc.(a)	111	14,508
TaskUs, Inc., Class A(a)	1,312	15,468
Texas Instruments, Inc.	1,221	211,831
Tyler Technologies, Inc.(a)	589	267,377
Upbound Group, Inc.	846	14,856
		3,107,771
Utilities — 1.64%
Atmos Energy Corp.	588	98,567
CenterPoint Energy, Inc.	2,402	92,093

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.79% - continued
Utilities — 1.64% - continued
NRG Energy, Inc.	698	$111,149
Vistra Corp.	1,234	199,081
WaterBridge Infrastructure, LLC, Class A(a)	739	14,787
		515,677

Total Common Stocks — 99.79% (Cost $26,656,331)		31,341,913

MONEY MARKET FUNDS — 0.17%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.71%(b)	52,404	52,404

Total Money Market Funds (Cost $52,404)		52,404

Total Investments — 99.96% (Cost $26,708,735)		31,394,317

Other Assets in Excess of Liabilities — 0.04%		13,117

NET ASSETS — 100.00%		$31,407,434

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Schedule of Investments
December 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.35%
Gas & Water Utilities — 3.71%
Osaka Gas Company Ltd. (Japan)	4,175	$144,738
Tokyo Gas Company Ltd. (Japan)	5,705	226,009
		370,747
Oil & Gas Producers — 90.73%
APA Corp.	18,773	459,188
Baytex Energy Corp.	71,990	232,528
BP PLC - ADR	8,360	290,343
Civitas Resources, Inc.	14,119	382,484
Comstock Resources, Inc.(a)	7,009	162,469
ConocoPhillips	8,779	821,802
Coterra Energy, Inc.	6,489	170,790
Crescent Energy Co., Class A	88,673	743,966
Devon Energy Corp.	11,947	437,619
Diamondback Energy, Inc.	5,406	812,684
EOG Resources, Inc.	6,530	685,715
Exxon Mobil Corp.	7,112	855,858
Kinder Morgan, Inc.	8,685	238,751
Magnolia Oil & Gas Corp., Class A	9,716	212,683
Matador Resources Co.	1,339	56,827
Murphy Oil Corp.	3,745	117,031
Occidental Petroleum Corp.	20,650	849,128
Ovintiv, Inc.	10,442	409,222
Permian Resources Corp., Class A	28,821	404,359
Repsol S.A. - ADR	3,861	72,123
Riley Exploration Permian, Inc.	3,064	80,890
Ring Energy, Inc.(a)	82,890	72,114
SM Energy Co.	21,225	396,907
TotalEnergies S.E.	1,643	107,485
		9,072,966
Oil, Gas & Consumable Fuels — 4.91%
Chevron Corp.	3,221	490,913

Total Common Stocks — 99.35% (Cost $11,362,602)		9,934,626

MONEY MARKET FUNDS— 0.52%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.71%(b)	52,340	52,340

Total Money Market Funds (Cost $52,340)		52,340

Total Investments — 99.87% (Cost $11,414,942)		9,986,966

Other Assets in Excess of Liabilities — 0.13%		13,046

NET ASSETS — 100.00%		$10,000,012

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Schedule of Investments
December 31, 2025

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 10.45%
Federal Farm Credit Banks Funding Corp., 4.00%, 1/13/2026	$2,000,000	$2,000,209
Federal Farm Credit Banks Funding Corp., 3.32%, 2/25/2026	250,000	249,860
Federal Farm Credit Banks Funding Corp., 1.66%, 3/10/2026	236,000	235,160
Federal Home Loan Banks, 3.91%, 4/15/2026	2,915,000	2,917,781
Federal National Mortgage Association, 2.13%, 4/24/2026	1,942,000	1,933,127

Total U.S. Government & Agencies (Cost $7,334,112)		7,336,137

U.S. TREASURY OBLIGATIONS — 72.42%
United States Treasury Bill, 0.00%, 1/2/2026	1,083,400	1,083,400
United States Treasury Bill, 2.76%, 1/6/2026	2,848,800	2,847,708
United States Treasury Bill, 2.97%, 1/8/2026	1,083,400	1,082,774
United States Treasury Bill, 3.28%, 1/15/2026	1,841,600	1,839,250
United States Treasury Bill, 3.34%, 1/20/2026	3,380,500	3,374,535
United States Treasury Bill, 3.38%, 1/22/2026	1,820,000	1,816,412
United States Treasury Bill, 3.39%, 1/27/2026	1,191,600	1,188,684
United States Treasury Bill, 3.39%, 1/29/2026	750,000	748,022
United States Treasury Bill, 3.40%, 2/3/2026	2,123,400	2,116,791
United States Treasury Bill, 3.43%, 2/5/2026	1,040,000	1,036,532
United States Treasury Bill, 3.44%, 2/10/2026	2,500,000	2,490,433
United States Treasury Bill, 3.50%, 2/12/2026	2,080,000	2,071,509
United States Treasury Bill, 3.45%, 2/17/2026	3,330,000	3,315,002
United States Treasury Bill, 3.46%, 2/24/2026	1,040,000	1,034,606
United States Treasury Bill, 3.52%, 2/26/2026	2,000,000	1,989,053
United States Treasury Bill, 3.42%, 3/10/2026	520,000	516,641
United States Treasury Bill, 3.44%, 3/17/2026	3,432,000	3,407,438
United States Treasury Bill, 3.46%, 3/19/2026	1,250,000	1,240,759
United States Treasury Bill, 3.47%, 3/24/2026	4,500,000	4,464,448
United States Treasury Bill, 3.46%, 3/31/2026	2,500,000	2,478,599
United States Treasury Bill, 3.47%, 4/7/2026	4,000,000	3,962,964
United States Treasury Bill, 3.48%, 4/28/2026	2,900,000	2,867,175
United States Treasury Bill, 3.47%, 4/30/2026	500,000	494,257
United States Treasury Bill, 3.44%, 6/4/2026	1,000,000	985,264
United States Treasury Floating Rate Note, 3.85%, 1/31/2026	1,000,000	1,000,082
United States Treasury Floating Rate Note, 3.75%, 4/30/2026	1,350,000	1,349,928

Total U.S. Treasury Obligations (Cost $50,785,260)		50,802,266

REPURCHASE AGREEMENTS — 16.54%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.88%, dated 12/31/2025 and maturing 1/2/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 6.50% and maturity dates ranging from 11/1/2026 to 12/1/2055 with a par value of $15,294,469 and a collateral value of $8,741,178	8,600,000	8,600,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Schedule of Investments (continued)
December 31, 2025

	Principal
	Amount	Fair Value
REPURCHASE AGREEMENTS — 16.54% - continued
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.79%, dated 12/26/2025 and maturing 1/2/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 4.88% and maturity dates ranging from 2/10/2026 to 5/15/2054 with a par value of $1,044,965 and a collateral value of $1,010,224	$1,000,000	$1,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.76%, dated 12/29/2025 and maturing 1/5/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 5.50% and maturity dates ranging from 2/10/2026 to 6/1/2055 with a par value of $1,133,893 and a collateral value of $1,019,322	1,000,000	1,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.70% dated 12/30/2025 and maturing 1/6/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 1.68% to 6.00% and maturity dates ranging from 4/3/2028 to 8/1/2055 with a par value of $1,138,795 and a collateral value of $1,015,471	1,000,000	1,000,000
Total Repurchase Agreements (Cost $11,600,000)		11,600,000

	Shares
MONEY MARKET FUNDS — 0.47%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.71%(a)	329,262	329,262

Total Money Market Funds (Cost $329,262)		329,262

Total Investments — 99.88% (Cost $70,048,634)		70,067,665

Other Assets in Excess of Liabilities — 0.09%		61,043

NET ASSETS — 100.00%		$70,128,708

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Assets and Liabilities
December 31, 2025

			Texas Capital
	Texas Capital	Texas Capital	Government
	Texas Equity	Texas Oil	Money
	Index ETF	Index ETF	Market ETF
Assets
Investments in securities, at fair value (cost $26,708,735, $11,414,942 and $58,448,634)	$31,394,317	$9,986,966	$58,467,665
Foreign currency (cost $–, $4,439 and $–)	—	4,406	—
Repurchase Agreements (cost $–, $– and $11,600,000)	—	—	11,600,000
Dividends and interest receivable	26,637	11,456	93,100
Tax reclaims receivable	—	317	—
Total Assets	31,420,954	10,003,145	70,160,765

Liabilities
Distributions payable	—	—	20,510
Payable to Adviser	13,520	3,133	11,547
Total Liabilities	13,520	3,133	32,057
Net Assets	$31,407,434	$10,000,012	$70,128,708

Net Assets consist of:
Paid-in capital	27,100,718	11,664,109	70,109,656
Accumulated earnings (deficit)	4,306,716	(1,664,097)	19,052
Net Assets	$31,407,434	$10,000,012	$70,128,708

Shares outstanding (unlimited number of shares authorized, no par value)	884,000	435,001	700,000
Net asset value per share	$35.53	$22.99	$100.18

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Operations
For the year ended December 31, 2025

	Texas		Texas
	Capital	Texas	Capital
	Texas	Capital	Government
	Equity	Texas Oil	Money
	Index ETF	Index ETF	Market ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $6,604 and $–)	$425,937	$399,468	$9,545
Interest income	—	—	2,275,003
Total investment income	425,937	399,468	2,284,548

Expenses
Advisory fees	152,542	41,379	108,115
Total operating expenses	152,542	41,379	108,115
Net investment income	273,395	358,089	2,176,433

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(347,059)	(202,985)	11
Net realized gain from in-kind redemptions	2,431,235	473,213	621
Foreign currency transactions	—	(1,129)	—
Change in unrealized appreciation (depreciation) on investment securities	467,955	(952,418)	8,052
Foreign currency translations	—	224	—
Net realized and change in unrealized gain (loss) on investment securities	2,552,131	(683,095)	8,684
Net increase (decrease) in net assets resulting from operations	$2,825,526	$(325,006)	$2,185,117

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets

	Texas Capital Texas Equity
	Index ETF
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$273,395	$230,918
Net realized loss on investment securities	(347,059)	(115,556)
Net realized gain from in-kind redemptions	2,431,235	1,725,596
Change in unrealized appreciation on investment securities	467,955	3,189,224
Net increase in net assets resulting from operations	2,825,526	5,030,182

Distributions to Shareholders from Earnings	(266,033)	(226,285)
Capital Transactions
Proceeds from shares sold	8,137,208	10,261,033
Amount paid for shares redeemed	(8,351,535)	(4,850,515)
Net increase (decrease) in net assets resulting from capital transactions	(214,327)	5,410,518
Total Increase in Net Assets	2,345,166	10,214,415

Net Assets
Beginning of year	$29,062,268	$18,847,853
End of year	$31,407,434	$29,062,268

Share Transactions
Shares sold	240,000	340,000
Shares redeemed	(250,000)	(160,000)
Net increase (decrease) in shares outstanding	(10,000)	180,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Texas Oil Index
	ETF
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$358,089	$336,092
Net realized loss on investment securities	(204,114)	(32,197)
Net realized gain from in-kind redemptions	473,213	766,576
Change in unrealized depreciation on investment securities	(952,194)	(475,951)
Net increase (decrease) in net assets resulting from operations	(325,006)	594,520

Distributions to Shareholders from Earnings	(369,152)	(322,473)

Capital Transactions
Proceeds from shares sold	1,563,887	17,531,589
Amount paid for shares redeemed	(3,723,967)	(5,197,055)
Net increase (decrease) in net assets resulting from capital transactions	(2,160,080)	12,334,534
Total Increase (Decrease) in Net Assets	(2,854,238)	12,606,581

Net Assets
Beginning of year	$12,854,250	$247,669
End of year	$10,000,012	$12,854,250

Share Transactions
Shares sold	70,000	720,001
Shares redeemed	(160,000)	(205,000)
Net increase (decrease) in shares outstanding	(90,000)	515,001

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Statements of Changes in Net Assets (continued)

	Texas Capital Government
	Money Market ETF
	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2025	2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,176,433	$470,071
Net realized gain on investment securities	11	—
Net realized gain from in-kind redemptions	621	848
Change in unrealized appreciation on investment securities	8,052	10,979
Net increase in net assets resulting from operations	2,185,117	481,898

Distributions to Shareholders from Earnings	(2,176,423)	(471,605)

Capital Transactions
Proceeds from shares sold	35,075,120	47,558,423
Amount paid for shares redeemed	(7,518,606)	(5,005,216)
Net increase in net assets resulting from capital transactions	27,556,514	42,553,207
Total Increase in Net Assets	27,565,208	42,563,500

Net Assets
Beginning of year/period	$42,563,500	$—
End of year/period	$70,128,708	$42,563,500

Share Transactions
Shares sold	350,000	475,000
Shares redeemed	(75,000)	(50,000)
Net increase in shares outstanding	275,000	425,000

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF
Financial Highlights
(For a share outstanding during each period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	December	December	December
	31, 2025	31, 2024	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$32.51	$26.40	$25.00
Investment operations:
Net investment income	0.30	0.28	0.14
Net realized and unrealized gain on investments	3.01	6.11	1.40
Total from investment operations	3.31	6.39	1.54
Less distributions to shareholders from:
Net investment income	(0.29)	(0.28)	(0.14)
Total distributions	(0.29)	(0.28)	(0.14)
Net asset value, end of year/period	$35.53	$32.51	$26.40
Market price, end of year/period	$35.55	$32.50	$26.39
Total Return(b)	10.20%	24.30%	6.18	% (c)
Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$31,407	$29,062	$18,848
Ratio of expenses to average net assets	0.49%	0.49%	0.49	% (d)
Ratio of net investment income to average net assets	0.88%	0.97%	1.24	% (d)
Portfolio turnover rate(e)	18%	3%	3	% (c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF
Financial Highlights
(For a share outstanding during each period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	December	December	December
	31, 2025	31, 2024	31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$24.48	$24.77	$24.75
Investment operations:
Net investment income	0.69	0.67	—	(b)
Net realized and unrealized gain (loss) on investments	(1.46)	(0.32)	0.02
Total from investment operations	(0.77)	0.35	0.02
Less distributions to shareholders from:
Net investment income	(0.72)	(0.64)	—
Total distributions	(0.72)	(0.64)	—
Net asset value, end of year/period	$22.99	$24.48	$24.77
Market price, end of year/period	$22.99	$24.52	$24.92
Total Return(c)	(3.17)%	1.36%	0.08	% (d)
Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$10,000	$12,854	$248
Ratio of expenses to average net assets	0.35%	0.35%	0.35	% (e)
Ratio of net investment income to average net assets	3.03%	2.69%	0.11	% (e)
Portfolio turnover rate(f)	13%	13%	—	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

(b)	Rounds to less than $0.005.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF
Financial Highlights
(For a share outstanding during each period)

		For the
	For the	Period
	Year Ended	Ended
	December	December
	31, 2025	31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$100.15	$100.00
Investment operations:
Net investment income	4.02	1.07
Net realized and unrealized gain on investments	0.03	0.15
Total from investment operations	4.05	1.22
Less distributions to shareholders from:
Net investment income	(4.02)	(1.07)
Total distributions	(4.02)	(1.07)
Net asset value, end of year/period	$100.18	$100.15
Market price, end of year/period	$100.21	$100.16
Total Return(b)	4.13%	1.23	% (c)
Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$70,129	$42,564
Ratio of expenses to average net assets	0.20%	0.20	% (d)
Ratio of net investment income to average net assets	4.02%	4.49	% (d)

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust
Notes to the Financial Statements
December 31, 2025

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Government Money Market ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF commenced operations on December 20, 2023. The Texas Capital Government Money Market ETF commenced operations on September 24, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Government Money Market ETF is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Funds operate as single reportable segments as defined under Accounting Standards Codification (“ASC”) 280, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ASC Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Texas Capital Government Money Market ETF may enter into repurchase agreements. Repurchase agreements are transactions in which the Texas Capital Government Money Market ETF purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Texas Capital Government Money Market ETF maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Texas Capital Government Money Market ETF may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of December 31, 2025, the Texas Capital Government Money Market ETF had undivided interests in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for each repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset
Securities and Bank of
New York
Coupon	Dated	Due	Amount
3.88%	12/31/2025	1/2/2026	$8,600,000
3.79%	12/26/2025	1/2/2026	$1,000,000
3.76%	12/29/2025	1/5/2026	$1,000,000
3.70%	12/30/2025	1/6/2026	$1,000,000

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended December 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF typically distributes net investment income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. The Texas Capital Government Money Market ETF typically distributes net investment income weekly and any realized net gains annually.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

For the fiscal year ended December 31, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
		Earnings
	Paid-In Capital	(Deficit)
Texas Capital Texas Equity Index ETF	$2,345,810	$(2,345,810)
Texas Capital Texas Oil Index ETF	472,554	(472,554)
Texas Capital Government Money Market ETF	621	(621)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds (“ETFs”), exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Although the Texas Capital Government Money Market ETF will seek to qualify as a “government money market fund”, it will not seek to maintain a stable NAV per share using the amortized cost method of valuation. Instead, the Texas Capital Government Money Market ETF will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Texas Capital Government Money Market ETF’s shares will be traded on the NYSE and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

“valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2025:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Equity Index ETF
Common Stocks(a)	$31,341,913	$—	$—	$31,341,913
Money Market Funds	52,404	—	—	52,404
Total	$31,394,317	$—	$—	$31,394,317

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Oil Index ETF
Common Stocks(a)	$9,934,626	$—	$—	$9,934,626
Money Market Funds	52,340	—	—	52,340
Total	$9,986,966	$—	$—	$9,986,966

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market ETF
U.S. Government & Agencies	$—	$7,336,137	$—	$7,336,137
Repurchase Agreements	—	11,600,000	—	11,600,000
U.S. Treasury Obligations	—	50,802,266	—	50,802,266
Money Market Funds	329,262	—	—	329,262
Total	$329,262	$69,738,403	$—	$70,067,665

(a)	Refer to Schedule of Investments for sector classifications.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

			Texas Capital
	Texas Capital Texas	Texas Capital Texas	Government Money
	Equity Index ETF	Oil Index ETF	Market ETF
Advisory fees rate	0.49%	0.35%	0.20%
Advisory fees earned	$152,542	$41,379	$108,115
Payable to Adviser	$13,520	$3,133	$11,547

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2025, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$5,708,934	$5,668,250
Texas Capital Texas Oil Index ETF	1,538,767	3,766,099

For the fiscal year ended December 31, 2025, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$8,127,987	$8,343,609
Texas Capital Texas Oil Index ETF	1,465,751	1,444,636

For the fiscal year ended December 31, 2025, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Government Money Market ETF had in-kind net realized gains of $2,431,235, $473,213 and $621, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended December 31, 2025.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Shares are created and redeemed by the Texas Capital Government Money Market ETF only in Creation Unit size aggregations of 25,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the fiscal year ended December 31, 2025, the Funds did not have any Standard Transaction Fees or Variable Charges.

The Transaction Fees for the Funds are listed in the table below:

	In-kind	Cash
	Transaction	Transaction	Variable
	Fee	Fee	Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00%*
Texas Capital Government Money Market ETF	$100	$100	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

			Texas Capital
	Texas Capital	Texas Capital	Government
	Texas Equity	Texas Oil Index	Money Market
	Index ETF	ETF	ETF
Gross unrealized appreciation	$6,021,382	$408,159	$19,184
Gross unrealized depreciation	(1,314,866)	(1,836,135)	(153)
Net unrealized appreciation (depreciation) on investments	$4,706,516	$(1,427,976)	$19,031
Tax cost of investments	$26,687,801	$11,414,942	$70,048,634

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	Texas Capital Texas Equity		Texas Capital Texas Oil Index
	Index ETF		ETF
	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$266,033	$226,285	$369,152	$322,473
Tax return of capital	—	—	—	—
Total distributions paid	$266,033	$226,285	$369,152	$322,473

			Texas Capital Government
			Money Market ETF
			2025	2024
Distributions paid from:
Ordinary income(a)			$2,176,423	$471,605
Tax return of capital			—	—
Total distributions paid			$2,176,423	$471,605

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Government Money Market ETF
Undistributed ordinary income	$—	$—	$21
Accumulated capital and other losses	(399,800)	(236,088)	—
Unrealized appreciation (depreciation) on investments	4,706,516	(1,428,009)	19,031
Total accumulated earnings (deficit)	$4,306,716	$(1,664,097)	$19,052

As of December 31, 2025, the Texas Capital Texas Equity Index ETF and the Texas Capital Texas Oil Index ETF had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $0, $399,800, $53,857 and $182,231, respectively.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the year ended December 31, 2025, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 7. PRINCIPAL RISKS

Texas Capital Texas Equity Index ETF and Texas Capital Texas Oil Index ETF

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025 the Texas Capital Texas Oil Index ETF had 95.64% and of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production, technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector, unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

Texas Capital Government Money Market ETF

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the U.S. Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s NAV per share. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Fund’s prospectus contains more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

Texas Capital Funds Trust
Notes to the Financial Statements (continued)
December 31, 2025

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, and Texas Capital Government Money Market ETF and the Board of Trustees of Texas Capital Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, and Texas Capital Government Money Market ETF (three of the funds constituting Texas Capital Funds Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Texas Capital Funds Trust) at December 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Texas Capital Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights
Texas Capital Texas Equity Index ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from July 12, 2023 (commencement of operations) through December 31, 2023
Texas Capital Texas Equity Index ETF Texas Capital Texas Oil Index ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from December 20, 2023 (commencement of operations) through December 31, 2023
Texas Capital Government Money Market ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from September 24, 2024 (commencement of operations) through December 31, 2024.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Texas Capital Funds Trust since 2023.

Dallas, Texas
February 27, 2026

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Texas Capital Government Money Market Fund (TXGXX)

Annual Financial Statements

and Additional Information

December 31, 2025

Fund Adviser:
Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800 Dallas, TX 75201

Texas Capital Government Money Market Fund
Schedule of Investments
December 31, 2025

U.S. GOVERNMENT & AGENCIES — 6.07%	Principal Amount	Fair Value
Federal Farm Credit Banks Funding Corp., 4.00%, 1/13/2026	$2,000,000	$1,999,991
Federal Home Loan Banks, 0.65%, 1/28/2026	75,000	74,820
Federal Home Loan Banks, 0.75%, 3/3/2026	2,000,000	1,989,832
Federal Home Loan Banks, 3.91%, 4/15/2026	1,250,000	1,250,620
Federal Home Loan Mortgage Corp., 0.51%, 3/30/2026	500,000	496,207
Federal National Mortgage Association, 2.13%, 4/24/2026	1,996,000	1,986,669

Total U.S. Government & Agencies (Cost $7,798,139)		7,798,139

U.S. TREASURY OBLIGATIONS — 40.42%
United States Treasury Bill, 0.00%, 1/2/2026	3,000,000	2,999,679
United States Treasury Bill, 2.76%, 1/6/2026	3,250,000	3,248,262
United States Treasury Bill, 2.98%, 1/8/2026	500,000	499,625
United States Treasury Bill, 3.29%, 1/15/2026	750,000	748,872
United States Treasury Bill, 3.35%, 1/20/2026	1,000,000	998,118
United States Treasury Bill, 3.38%, 1/22/2026	3,000,000	2,993,516
United States Treasury Bill, 3.39%, 1/27/2026	500,000	498,629
United States Treasury Bill, 3.40%, 1/29/2026	2,000,000	1,994,305
United States Treasury Bill, 3.40%, 2/3/2026	3,000,000	2,989,772
United States Treasury Bill, 3.44%, 2/5/2026	2,000,000	1,992,637
United States Treasury Bill, 3.50%, 2/12/2026	2,000,000	1,991,188
United States Treasury Bill, 3.46%, 2/17/2026	2,750,000	2,736,774
United States Treasury Bill, 3.46%, 2/24/2026	3,000,000	2,983,271
United States Treasury Bill, 3.52%, 2/26/2026	1,750,000	1,739,775
United States Treasury Bill, 3.48%, 3/3/2026	2,000,000	1,987,186
United States Treasury Bill, 3.42%, 3/10/2026	2,000,000	1,985,810
United States Treasury Bill, 3.44%, 3/17/2026	3,000,000	2,976,489
United States Treasury Bill, 3.47%, 3/19/2026	1,000,000	992,437
United States Treasury Bill, 3.46%, 3/24/2026	3,000,000	2,974,639
United States Treasury Bill, 3.47%, 3/31/2026	750,000	743,138
United States Treasury Bill, 3.48%, 4/7/2026	3,000,000	2,971,253
United States Treasury Bill, 3.49%, 4/21/2026	3,500,000	3,462,036
United States Treasury Bill, 3.48%, 4/28/2026	2,500,000	2,471,189
United States Treasury Bill, 3.48%, 4/30/2026	1,000,000	987,749
United States Treasury Floating Rate Note, 3.85%, 1/31/2026	1,000,000	1,000,082
United States Treasury Floating Rate Note, 3.75%, 4/30/2026	1,000,000	1,000,060
Total U.S. Treasury Obligations (Cost $51,966,491)		51,966,491

REPURCHASE AGREEMENTS — 52.90%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.88%, dated 12/31/2025 and maturing 1/2/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 7.00% and maturity dates ranging from 3/10/2026 to 9/1/2062 with a par value of $86,267,824 and a collateral value of $51,456,189	$50,700,000	$50,700,000

See accompanying notes which are an integral part of these financial statements.

1

Texas Capital Government Money Market Fund
Schedule of Investments (continued)
December 31, 2025

REPURCHASE AGREEMENTS — 52.90% - continued	Principal Amount	Fair Value
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.79%, dated 12/26/2025 and maturing 1/2/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 0.88% to 5.50% and maturity dates ranging from 4/3/2028 to 2/1/2049 with a par value of $10,466,993 and a collateral value of $9,086,655	$9,000,000	$9,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.76%, dated 12/29/2025 and maturing 1/5/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 5.80% and maturity dates ranging from 12/1/2027 to 12/1/2054 with a par value of $4,174,597 and a collateral value of $3,030,595	3,000,000	3,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.70%, dated 12/30/2025 and maturing 1/6/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 5.80% and maturity dates ranging from 11/15/2026 to 9/1/2055 with a par value of $5,698,688 and a collateral value of $3,346,746	3,300,000	3,300,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.70%, dated 12/31/2025 and maturing 1/7/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 3.00% to 4.80% and maturity dates ranging from 12/1/2034 to 2/1/2050 with a par value of $1,031,138 and a collateral value of $1,016,627	1,000,000	1,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York, 3.76%, dated 12/24/2025 and maturing 1/23/2026 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips, and U.S. Treasuries with rates ranging from 0.00% to 6.61% and maturity dates ranging from 4/3/2028 to 11/1/2055 with a par value of $2,584,736 and a collateral value of $1,014,967	1,000,000	1,000,000
Total Repurchase Agreements (Cost $68,000,000)		68,000,000

MONEY MARKET FUNDS — 0.53%	Shares
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 3.71%(a)	679,211	679,211
Total Money Market Funds (Cost $679,211)		679,211
Total Investments — 99.92% (Cost $128,443,841)		128,443,841
Other Assets in Excess of Liabilities — 0.08%		104,037
NET ASSETS — 100.00%		$128,547,878

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Texas Capital Government Money Market Fund
Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at fair value (cost $60,443,841)	$60,443,841
Repurchase Agreements (cost $68,000,000)	68,000,000
Cash	7,301
Receivable for fund shares sold	236,485
Dividends and interest receivable	90,861
Receivable from Adviser	37,021
Prepaid expenses	136,994
Total Assets	128,952,503

Liabilities
Payable for fund shares redeemed	292,485
Distributions payable	22,120
Audit fees payable	25,000
Legal fees payable	14,016
Payable to administrator	14,287
Other accrued expenses	36,717
Total Liabilities	404,625
Net Assets	$128,547,878

Net Assets consist of:
Paid-in capital	128,547,625
Accumulated earnings	253
Net Assets	$128,547,878
Shares outstanding (unlimited number of shares authorized, no par value)	128,547,625
Net asset value per share	$1.00

See accompanying notes which are an integral part of these financial statements.

3

Texas Capital Government Money Market Fund
Statement of Operations
For the year ended December 31, 2025

Investment Income
Interest income	$1,345,349
Total investment income	1,345,349

Expenses
Administration	67,512
Advisory fees	65,431
Legal	58,001
Transfer agent fees and expenses	47,516
Registration	32,314
Audit and tax	20,500
Report printing	14,529
Chief Compliance Officer	12,788
Custodian	11,200
Pricing	3,691
Miscellaneous	31,441
Total expenses	364,923
Fees waived by Adviser	(287,471)
Net operating expenses	77,452
Net investment income	1,267,897
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	253
Net realized and change in unrealized gain (loss) on investment securities	253
Net increase in net assets resulting from operations	$1,268,150

See accompanying notes which are an integral part of these financial statements.

4

Texas Capital Government Money Market Fund
Statement of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	December 31,	December 31,
	2025	2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,267,897	$226,486
Net realized gain on investment securities	253	—
Net increase in net assets resulting from operations	1,268,150	226,486

Distributions to Shareholders from Earnings	(1,267,897)	(226,486)

Capital Transactions
Proceeds from shares sold	154,545,127	11,267,060
Reinvestment of distributions	1,234,074	226,490
Amount paid for shares redeemed	(38,483,131)	(241,995)
Net increase in net assets resulting from capital transactions	117,296,070	11,251,555
Total Increase in Net Assets	117,296,323	11,251,555

Net Assets
Beginning of year/period	$11,251,555	$—
End of year/period	$128,547,878	$11,251,555

Share Transactions
Shares sold	154,545,127	11,267,060
Shares issued in reinvestment of distributions	1,234,074	226,490
Shares redeemed	(38,483,131)	(241,995)
Net increase in shares outstanding	117,296,070	11,251,555

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

5

Texas Capital Government Money Market Fund
Financial Highlights

(For a share outstanding during each period)

		For the
	For the	Period
	Year Ended	Ended
	December	December
	31, 2025	31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$1.00	$1.00
Investment operations:
Net investment income	0.04	0.22
Total from investment operations	0.04	0.22
Less distributions to shareholders from:
Net investment income	(0.04)	(0.22)
Total distributions	(0.04)	(0.22)
Net asset value, end of year/period	$1.00	$1.00
Total Return(b)	4.10%	2.20	% (c)
Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$128,548	$11,252
Ratio of net expenses to average net assets after waiver	0.24%	0.25	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.12%	3.32	% (d)
Ratio of net investment income to average net assets	3.88%	4.77	% (d)

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Texas Capital Government Money Market Fund
Notes to the Financial Statements
December 31, 2025

NOTE 1. ORGANIZATION

Texas Capital Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”). The Fund commenced operations on July 17, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Fund is to seek to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund operates as a single reportable segment as defined under Accounting Standards Codification (“ASC”) 280, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ASC Topic 946, “Financial Services-Investment Companies, including Accounting Standard Update 2013-08”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities

7

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Fund may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of December 31, 2025, the Fund had undivided interests in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for each repurchase agreements.

Tri-Party Repurchase Agreement with Mirae Asset
Securities and Bank of
New York
Coupon	Dated	Due	Amount
3.88%	12/31/2025	1/2/2026	$50,700,000
3.79%	12/26/2025	1/2/2026	$9,000,000
3.76%	12/29/2025	1/5/2026	$3,000,000
3.70%	12/31/2025	1/7/2026	$3,300,000
3.70%	12/31/2025	1/7/2026	$1,000,000
3.76%	12/24/2025	1/23/2026	$1,000,000

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended December 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of

8

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

Operations when incurred. During the year, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund declares dividends daily and pays them monthly. The Fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The Fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Cash – Cash includes amounts due from banks on demand. At times, the balance of such bank accounts may exceed federally insured limits.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $ 1.00 by valuing its portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.

The fund is operating as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Rule 2a-7”). Therefore, the Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or U.S. government securities). As a “government money market fund,” the Fund is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price.

9

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$7,798,139	$—	$7,798,139
Repurchase Agreements	—	68,000,000	—	68,000,000
U.S. Treasury Obligations	—	51,966,491	—	51,966,491
Money Market Funds	679,211	—	—	679,211
Total	$679,211	$127,764,630	$—	$128,443,841

10

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund pays the Adviser a management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.20%.

Advisory fees rate	0.20%
Advisory fees earned	$65,431
Receivable from Adviser	$37,021

Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% of the Fund’s average daily net assets (the “Expense Limit”) through April 30, 2027. Prior to December 1, 2025, the Fund’s Expense Limit was 0.25%. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. The Fund waived $287,471 for the fiscal year ended December 31, 2025.

As of December 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Fund as follows:

Recoverable through
December 31, 2027	$145,970
December 31, 2028	287,471

11

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

State Street Bank and Trust Company (“State Street”) serves as Fund’s custodian. The Fund pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Fund for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

12

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 5. FEDERAL TAX INFORMATION

At December 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments, other than futures contracts, for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$128,443,841

The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$953,292	$226,486
Total distributions paid	$953,292	$226,486

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$314,858
Distributions payable	(314,605)
Accumulated capital and other losses	—
Unrealized appreciation on investments	—
Total accumulated earnings	$253

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the year ended December 31, 2025, there were no federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund.

NOTE 6. PRINCIPAL RISKS

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

13

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the U.S. Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Fund’s prospectus contains more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

NOTE 7. SIGNIFICANT SHAREHOLDER

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At December 31, 2025, Pershing LLC owned 33.98% of the Fund. Pershing, LLC is not involved in the day to day operations or management of the Fund.

14

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)
December 31, 2025

NOTE 8. IDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Texas Capital Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Texas Capital Government Money Market Fund (the “Fund”) (one of the funds constituting Texas Capital Funds Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year ended December 31, 2025 and the period from July 17, 2024 (commencement of operations) through December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations, changes in net assets and financial highlights for the year ended December 31, 2025 and the period from July 17, 2024 (commencement of operations) through December 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Texas Capital Funds Trust since 2023.

Dallas, Texas
February 27, 2026

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is filed herewith.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Texas Capital Funds Trust

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date: March 6, 2026

By	/s/ Joel Colpitts
Joel Colpitts
Treasurer and Principal Financial Officer
Date: March 6, 2026